Related Party Transactions	12 Months Ended
Mar. 31, 2022
Disclosure Of Transactions Between Related Parties [Abstract]
Related Party Transactions

2.20 Related party transactions

List of subsidiaries:

		Holding as of
	Country	March 31, 2022	March 31, 2021
Infosys Technologies (China) Co. Limited (Infosys China)(1)	China	100.00%	100.00%
Infosys Technologies S. de R. L. de C. V. (Infosys Mexico)(1)	Mexico	100.00%	100.00%
Infosys Technologies (Sweden) AB (Infosys Sweden)(1)	Sweden	100.00%	100.00%
Infosys Technologies (Shanghai) Company Limited (Infosys Shanghai)(1)	China	100.00%	100.00%
Infosys Nova Holdings LLC. (Infosys Nova)(1)	U.S.	100.00%	100.00%
EdgeVerve Systems Limited (EdgeVerve)(1)	India	100.00%	100.00%
Infosys Austria GmbH(1)	Austria	100.00%	100.00%
Skava Systems Private Limited (Skava Systems)(1)(41)	India	100.00%	100.00%
Kallidus Inc, (Kallidus)(42)	U.S.	—	—
Infosys Chile SpA(1)	Chile	100.00%	100.00%
Infosys Arabia Limited(2)	Saudi Arabia	70.00%	70.00%
Infosys Consulting Ltda.(1)	Brazil	100.00%	100.00%
Infosys CIS LLC(15)	Russia	—	—
Infosys Luxembourg S.a.r.l(1)	Luxembourg	100.00%	100.00%
Infosys Americas Inc., (Infosys Americas)(1)	U.S.	100.00%	100.00%
Infosys Public Services, Inc. USA (Infosys Public Services)(1)	U.S.	100.00%	100.00%
Infosys Canada Public Services Inc(20)(53)	Canada	—	—
Infosys BPM Limited(1)(61)	India	100.00%	99.99%
Infosys (Czech Republic) Limited s.r.o.(3)	Czech Republic	100.00%	99.99%
Infosys Poland Sp z.o.o(3)	Poland	100.00%	99.99%
Infosys McCamish Systems LLC(3)	U.S.	100.00%	99.99%
Portland Group Pty Ltd(3)	Australia	100.00%	99.99%
Infosys BPO Americas LLC.(3)	U.S.	100.00%	99.99%
Infosys Consulting Holding AG (Infosys Lodestone)(1)	Switzerland	100.00%	100.00%
Infosys Management Consulting Pty Limited(4)	Australia	100.00%	100.00%
Infosys Consulting AG(4)	Switzerland	100.00%	100.00%
Infosys Consulting GmbH(4)	Germany	100.00%	100.00%
Infosys Consulting S.R.L.(1)	Romania	100.00%	100.00%
Infosys Consulting SAS(4)	France	100.00%	100.00%
Infosys Consulting s.r.o. v likvidaci (formerly Infosys Consulting s.r.o.)(4)(52)	Czech Republic	—	100.00%
Infosys Consulting (Shanghai) Co., Ltd.(4)(48)	China	—	100.00%
Infy Consulting Company Ltd(4)	U.K.	100.00%	100.00%
Infy Consulting B.V.(4)	The Netherlands	100.00%	100.00%
Infosys Consulting Sp. z.o.o(29)	Poland	—	—
Lodestone Management Consultants Portugal, Unipessoal, Lda.(4)(34)	Portugal	—	—
Infosys Consulting S.R.L.(4)	Argentina	100.00%	100.00%
Infosys Consulting (Belgium) NV(5)	Belgium	99.90%	99.90%
Panaya Inc. (Panaya)(1)	U.S.	100.00%	100.00%
Panaya Ltd.(6)	Israel	100.00%	100.00%
Panaya GmbH(6)	Germany	100.00%	100.00%
Brilliant Basics Holdings Limited (Brilliant Basics)(1)(41)	U.K.	100.00%	100.00%
Brilliant Basics Limited(7)(41)	U.K.	100.00%	100.00%
Brilliant Basics (MENA) DMCC(7)(21)	Dubai	—	—
Infosys Consulting Pte. Ltd. (Infosys Singapore)(1)	Singapore	100.00%	100.00%
Infosys Middle East FZ LLC(8)	Dubai	100.00%	100.00%
Fluido Oy(8)	Finland	100.00%	100.00%
Fluido Sweden AB (Extero)(11)	Sweden	100.00%	100.00%
Fluido Norway A/S(11)	Norway	100.00%	100.00%
Fluido Denmark A/S(11)	Denmark	100.00%	100.00%
Fluido Slovakia s.r.o(11)	Slovakia	100.00%	100.00%
Fluido Newco AB(11)(36)	Sweden	—	—
Infosys Compaz Pte. Ltd(9)	Singapore	60.00%	60.00%
Infosys South Africa (Pty) Ltd(8)	South Africa	100.00%	100.00%
WongDoody Holding Company Inc. (WongDoody)(1)(54)	U.S.	—	100.00%
WDW Communications, Inc(10)(55)	U.S.	—	100.00%
WongDoody, Inc(10)(56)	U.S.	100.00%	100.00%
HIPUS Co., Ltd(9)	Japan	81.00%	81.00%
Stater N.V.(9)	The Netherlands	75.00%	75.00%
Stater Nederland B.V.(12)	The Netherlands	75.00%	75.00%
Stater Duitsland B.V.(12)(38)	The Netherlands	—	—
Stater XXL B.V.(12)	The Netherlands	75.00%	75.00%
HypoCasso B.V.(12)	The Netherlands	75.00%	75.00%
Stater Participations B.V.(12)	The Netherlands	75.00%	75.00%
Stater Deutschland Verwaltungs-GmbH(13)(37)	Germany	—	—
Stater Deutschland GmbH & Co. KG(13)(37)	Germany	—	—
Stater Belgium N.V./S.A.(14)(39)	Belgium	75.00%	75.00%
Stater Gmbh(12)(46)	Germany	75.00%	—
Outbox systems Inc. dba Simplus (US)(16)	U.S.	100.00%	100.00%
Simplus North America Inc.(17)(45)	Canada	—	100.00%
Simplus ANZ Pty Ltd.(17)	Australia	100.00%	100.00%
Simplus Australia Pty Ltd(18)	Australia	100.00%	100.00%
Sqware Peg Digital Pty Ltd(19)(49)	Australia	—	100.00%
Simplus Philippines, Inc.(17)	Philippines	100.00%	100.00%
Simplus Europe, Ltd.(17)(47)	U.K.	—	100.00%
Infosys Fluido UK, Ltd. (formerly Simplus U.K., Ltd)(22)	U.K.	100.00%	100.00%
Infosys Fluido Ireland, Ltd. (formerly Simplus Ireland, Ltd)(23)	Ireland	100.00%	100.00%
Infosys Limited Bulgaria EOOD(1)(24)	Bulgaria	100.00%	100.00%
Kaleidoscope Animations, Inc.(27)	U.S.	100.00%	100.00%
Kaleidoscope Prototyping LLC(28)	U.S.	100.00%	100.00%
GuideVision s.r.o.(25)	Czech Republic	100.00%	100.00%
GuideVision Deutschland GmbH(26)	Germany	100.00%	100.00%
GuideVision Suomi Oy(26)	Finland	100.00%	100.00%
GuideVision Magyarország Kft(26)	Hungary	100.00%	100.00%
GuideVision Polska SP.Z.O.O(26)	Poland	100.00%	100.00%
GuideVision UK Ltd(26)	U.K.	100.00%	100.00%
Blue Acorn iCi Inc (formerly Beringer Commerce Inc)(30)	U.S.	100.00%	100.00%
Beringer Capital Digital Group Inc(30)(59)	U.S.	—	100.00%
Mediotype LLC(31)(59)	U.S.	—	100.00%
Beringer Commerce Holdings LLC(31)(59)	U.S.	—	100.00%
SureSource LLC(32)(57)	U.S.	—	100.00%
Blue Acorn LLC(32)(57)	U.S.	—	100.00%
Simply Commerce LLC(32)(57)	U.S.	—	100.00%
iCiDIGITAL LLC(33)(58)	U.S.	—	100.00%
Infosys BPM UK Limited(3)(35)	U.K.	—	—
Infosys Turkey Bilgi Teknolojikeri Limited Sirketi(1)(40)	Turkey	100.00%	—
Infosys Germany Holding Gmbh(1)(43)	Germany	100.00%	100.00%
Infosys Automotive and Mobility GmbH & Co. KG(1)(44)	Germany	100.00%	—
Infosys Green Forum(1)(50)	India	100.00%	—
Infosys (Malaysia) SDN. BHD. (formerly Global Enterprise International (Malaysia) Sdn. Bhd.)(51)	Malaysia	100.00%	—
Infosys Business Solutions LLC(1)(60)	Qatar	—	—
Infosys Germany GmbH (formerly Kristall 247. GmbH (“Kristall”))(62)	Germany	100.00%	—

(1)	Wholly-owned subsidiary of Infosys Limited
(2)	Majority owned and controlled subsidiary of Infosys Limited
(3)	Wholly-owned subsidiary of Infosys BPM Limited
(4)	Wholly-owned subsidiary of Infosys Consulting Holding AG
(5)	Majority owned and controlled subsidiary of Infosys Consulting Holding AG
(6)	Wholly-owned subsidiary of Panaya Inc.
(7)	Wholly-owned subsidiary of Brilliant Basics Holding Limited.
(8)	Wholly-owned subsidiary of Infosys Consulting Pte. Ltd.
(9)	Majority owned and controlled subsidiary of Infosys Consulting Pte. Ltd.
(10)	Wholly-owned subsidiary of WongDoody Holding Company Inc. (WongDoody)
(11)	Wholly-owned subsidiary of Fluido Oy
(12)	Wholly-owned subsidiary of Stater N.V
(13)	Wholly-owned subsidiary of Stater Duitsland B.V.
(14)	Majority owned and controlled subsidiary of Stater Participations B.V
(15)	Liquidated effective January 28, 2021
(16)	Wholly-owned subsidiary of Infosys Nova Holdings LLC
(17)	Wholly-owned subsidiary of Outbox Systems Inc.
(18)	Wholly-owned subsidiary of Simplus ANZ Pty Ltd
(19)	Wholly-owned subsidiary of Simplus Australia Pty Ltd
(20)	Wholly-owned subsidiary of Infosys Public Services, Inc.
(21)	Liquidated effective July 17, 2020
(22)	On June 1, 2020, Fluido Oy, acquired 100% of the voting interests in Infosys Fluido UK, Ltd. (formerly Simplus U.K., Ltd)
(23)	Wholly-owned subsidiary of Infosys Fluido UK, Ltd. (formerly Simplus U.K., Ltd)
(24)	Incorporated effective September 11, 2020
(25)	On October 1, 2020, Infy Consulting Company Limited acquired 100% of voting interests in GuideVision s.r.o
(26)	Wholly-owned subsidiary of GuideVision s.r.o.

(27)	On October 9, 2020, Infosys Nova Holdings LLC, acquired 100% voting interest in Kaleidoscope Animations, Inc.
(28)	Wholly-owned subsidiary of Kaleidoscope Animations, Inc.
(29)	Merged with Infosys Poland Sp. z.o.o, effective October 21, 2020
(30)

On October 27, 2020, Infosys Nova Holding LLC, a wholly-owned subsidiary of Infosys Limited, acquired 100% voting interest in Blue Acorn iCi Inc (formerly Beringer Commerce Inc) and Beringer Capital Digital Group Inc

(31)	Wholly-owned subsidiary of Blue Acorn iCi Inc
(32)	Wholly-owned subsidiary of Beringer Commerce Holdings LLC
(33)	Wholly-owned subsidiary of Beringer Capital Digital Group Inc.
(34)	Liquidated effective November 19, 2020
(35)	Incorporated, effective December 9, 2020
(36)	Merged into Fluido Sweden AB (Extero), effective December 18, 2020
(37)	Merged into Stater Duitsland B.V., effective December 18, 2020
(38)	Merged with Stater N.V., effective December 23, 2020
(39)	On December 29, 2020, Stater Participation B.V acquired non-controlling interest of 28.01% of the voting interests in Stater Belgium NV/SA
(40)	Incorporated on December 30, 2020
(41)	Under liquidation
(42)	Liquidated effective March 9, 2021
(43)	Incorporated on March 23, 2021
(44)	On March 28,2021 Infosys Limited and Infosys Germany Holding Gmbh registered Infosys Automotive and Mobility GmbH & Co. KG, a partnership firm
(45)	Liquidated effective April 27, 2021
(46)	Incorporated on August 4, 2021
(47)	Liquidated effective July 20, 2021
(48)	Liquidated effective September 1, 2021
(49)	Liquidated effective September 2, 2021
(50)	Incorporated on August 31, 2021
(51)

On December 14, 2021, Infosys Consulting Pte. Ltd., a wholly-owned subsidiary of Infosys Limited acquired 100% of voting interests in Infosys (Malaysia) SDN. BHD. (formerly Global Enterprise International (Malaysia) Sdn. Bhd.)

(52)	Liquidated effective December 16, 2021
(53)	Liquidated effective November 23, 2021
(54)	Wholly-owned subsidiary of Infosys Limited, merged with WongDoody Inc, effective December 31, 2021
(55)	Wholly-owned subsidiary of WongDoody Holding Company Inc. (WongDoody), merged with WongDoody Inc, effective December 31, 2021
(56)	Wholly-owned subsidiary of Infosys Limited, effective December 31, 2021
(57)	Merged with Beringer Commerce Holdings LLC, effective January 1, 2022
(58)	Merged with Beringer Capital Digital Group Inc, effective January 1, 2022
(59)	Merged with Blue Acorn iCi Inc, effective January 1, 2022
(60)	Incorporated on February 20, 2022
(61)	On March 17, 2022, Infosys Limited acquired non-controlling interest of 0.01% of the voting interests in Infosys BPM Limited
(62)	On March 22, 2022, Infosys Consulting Pte. Ltd., a wholly-owned subsidiary of Infosys Limited acquired 100% of voting interests in Infosys Germany GmbH (formerly Kristall 247. GmbH (“Kristall”))

List of other related parties:

Particulars	Country	Nature of relationship
Infosys Limited Employees’ Gratuity Fund Trust	India	Post-employment benefit plan of Infosys
Infosys Limited Employees’ Provident Fund Trust	India	Post-employment benefit plan of Infosys
Infosys Limited Employees’ Superannuation Fund Trust	India	Post-employment benefit plan of Infosys
Infosys BPM Limited Employees’ Superannuation Fund Trust	India	Post-employment benefit plan of Infosys BPM
Infosys BPM Limited Employees’ Gratuity Fund Trust	India	Post-employment benefit plan of Infosys BPM
EdgeVerve Systems Limited Employees’ Gratuity Fund Trust	India	Post-employment benefit plan of EdgeVerve
EdgeVerve Systems Limited Employees’ Superannuation Fund Trust	India	Post-employment benefit plan of EdgeVerve
Infosys Employees’ Welfare Trust	India	Controlled Trust
Infosys Employee Benefits Trust	India	Controlled Trust
Infosys Science Foundation	India	Controlled Trust
Infosys Expanded Stock Ownership Trust	India	Controlled Trust
Infosys Foundation (1)	India	Trust jointly controlled by KMPs

(1)	Effective January 1, 2022

Refer to Note 2.14 for information on transactions relating to the post-employment benefit plans mentioned above.

List of Key Managerial Personnel (KMP)

Whole-time directors

Salil Parekh, Chief Executive Officer and Managing Director

U. B. Pravin Rao, Chief Operating officer (retired effective December 12, 2021)

Non-whole-time directors

Nandan M. Nilekani

Michael Gibbs

Kiran Mazumdar-Shaw

Roopa Kudva (retired effective February 3, 2020)

D.N. Prahlad (resigned effective April 20, 2020)

D. Sundaram

Uri Levine (appointed effective April 20, 2020)

Bobby Parikh (appointed effective July 15, 2020)

Dr. Punita Kumar-Sinha (retired effective January 13, 2021)

Chitra Nayak (appointed effective March 25, 2021)

Executive Officers

Nilanjan Roy, Chief Financial Officer

Mohit Joshi, President

Ravi Kumar S, President

Krishnamurthy Shankar, Group Head-Human Resources and Infosys Leadership Institute

Inderpreet Sawhney, Group General Counsel and Chief Compliance Officer

Transactions with Key Managerial Personnel (KMP)

The table below describes the related party transactions with key management personnel which comprises directors and executive officers under IAS 24:

(Dollars in millions)
	Year ended March 31,
	2022	2021	2020
Salaries and other employee benefits to whole-time directors and executive officers(1)(2)	18	19	17
Commission and other benefits to non-executive / independent directors	2	1	1
Total	20	20	18

(1)	Includes employee stock compensation expense of $9 million, $10 million and $8 million for fiscal 2022, 2021 and 2020, respectively towards key managerial personnel (Refer to Note 2.17).

(2)	Does not include post-employment benefit based on actuarial valuation as this is done for the Company as a whole.